Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Trading Symbol	orig
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	160,888,606
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2